Shareholders’ equity (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	May 05, 2024	Apr. 22, 2024	Apr. 22, 2024	Mar. 26, 2024	Jun. 30, 2025	Dec. 31, 2024	Feb. 13, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2020	Oct. 15, 2019
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized					38,000,000					50,000,000
Ordinary shares, par value					$ 0.001					$ 0.001	$ 0.001
Number of additional ordinary shares authorized											50,000,000
Number of shares issued	75,000		50,000		23,000,000
Cancelled shares					900,000
Reverse stock split					25.56-for-1
Common stock, shares authorized										20,000,000
Common stock, par value					$ 0.0025					$ 0.0025
Ordinary shares outstanding					9,200,000
Shares issued					1,500,000		1,500,000
Net preoceeds pubic offering		$ 600,000
Paid-in-capital					$ 8,363,495	$ 8,260,051
Retained earnings for statutory reserves					233,780	$ 203,372
Cash payment				$ 100,000
Ordinary shares valued				200,000
Monthly service fee	$ 7,500
Share based compensation exense					$ 2,145,000
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares authorized						38,000,000				50,000,000
Ordinary shares, par value						$ 0.001				$ 0.001	$ 0.001
Number of additional ordinary shares authorized											50,000,000
Number of shares issued	75,000		50,000			23,000,000
Cancelled shares						900,000
Reverse stock split						25.56-for-1
Common stock, shares authorized										20,000,000
Common stock, par value						$ 0.0025		$ 0.0025		$ 0.0025
Ordinary shares outstanding						9,200,000
Net preoceeds pubic offering		$ 600,000
Paid-in-capital						$ 8,260,051		$ 7,888,981
Retained earnings for statutory reserves						$ 240,734		$ 796,316	$ 634,911
Cash payment				100,000
Ordinary shares valued				$ 200,000
Monthly service fee	$ 7,500
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,500,000	1,500,000
Shares price		$ 4.00	$ 4.00
Net preoceeds pubic offering		$ 4,300,000
IPO [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,500,000	1,500,000
Shares price		$ 4.00	$ 4.00
Net preoceeds pubic offering		$ 4,300,000
Hong Kong, Dollars
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value					$ 0.01
Hong Kong, Dollars | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value						$ 0.01